Franklin Fund Allocator Series
Statement of Investments, February 29, 2020 (unaudited)
Franklin NextStep Conservative Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.0%
	Domestic Equity 16.7%
[a]	Franklin LibertyQ U.S. Equity ETF	7,245	$231,478
	iShares Core S&P 500 ETF	1,025	303,308
	Pioneer Fundamental Growth Fund, Class K	4,970	125,823
			660,609
	Domestic Fixed Income 59.3%
[a]	Franklin Liberty U.S. Core Bond ETF	18,115	468,264
[a]	Franklin Low Duration Total Return Fund, Class R6	30,064	291,618
	iShares 7-10 Year Treasury Bond ETF	3,715	435,621
	iShares Core U.S. Aggregate Bond ETF	2,521	292,991
	Prudential Core Bond Fund, Class R6	67,960	716,302
	Xtrackers USD High Yield Corporate Bond ETF	2,850	140,021
			2,344,817
	Foreign Equity 8.5%
	Columbia Contrarian Europe Fund, Class Z	9,652	63,314
[a]	Franklin FTSE Japan ETF	1,170	27,189
[a]	Franklin Mutual European Fund, Class R6	3,335	62,304
	Goldman Sachs Emerging Markets Equity Insights Fund	4,459	39,641
	Hennessy Japan Fund, Class I	463	16,279
	iShares Core MSCI Emerging Markets ETF	587	28,593
	iShares Core MSCI Europe ETF	1,225	54,451
[a]	Templeton Developing Markets Trust, Class R6	2,277	45,116
			336,887
	Foreign Fixed Income 13.5%
[a]	Templeton Global Total Return Fund, Class R6	24,722	267,988
	Vanguard Total International Bond ETF	4,605	267,044
			535,032
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $3,727,893)		3,877,345
	Short Term Investments (Cost $84) 0.0%†
	Money Market Funds 0.0%†
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 1.23%	84	84
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $3,727,977) 98.0%		3,877,429
	Other Assets, less Liabilities 2.0%		78,724
	Net Assets 100.0%		$3,956,153
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin NextStep Conservative Fund (continued)
See Abbreviations on page 20.
†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
  |  2

Franklin Fund Allocator Series
Statement of Investments, February 29, 2020 (unaudited)
Franklin NextStep Growth Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.0%
	Alternative Strategies 1.5%
[a,b]	Franklin K2 Alternative Strategies Fund, Class R6	8,759	$100,034
	Domestic Equity 50.1%
[b]	Franklin LibertyQ U.S. Equity ETF	36,525	1,166,974
	iShares Core S&P 500 ETF	5,065	1,498,784
	Pioneer Fundamental Growth Fund, Class K	26,375	667,815
			3,333,573
	Domestic Fixed Income 16.7%
[b]	Franklin Liberty U.S. Core Bond ETF	8,600	222,306
[b]	Franklin Low Duration Total Return Fund, Class R6	14,274	138,460
	iShares 7-10 Year Treasury Bond ETF	1,765	206,964
	iShares Core U.S. Aggregate Bond ETF	1,196	138,999
	Prudential Core Bond Fund, Class R6	32,275	340,173
	Xtrackers USD High Yield Corporate Bond ETF	1,355	66,571
			1,113,473
	Foreign Equity 25.2%
	Columbia Contrarian Europe Fund, Class Z	48,052	315,224
[b]	Franklin FTSE Japan ETF	6,020	139,898
[b]	Franklin Mutual European Fund, Class R6	16,432	306,950
	Goldman Sachs Emerging Markets Equity Insights Fund	24,710	219,670
	Hennessy Japan Fund, Class I	2,306	81,108
	iShares Core MSCI Emerging Markets ETF	2,458	119,729
	iShares Core MSCI Europe ETF	6,130	272,479
[b]	Templeton Developing Markets Trust, Class R6	11,320	224,248
			1,679,306
	Foreign Fixed Income 4.5%
[b]	Templeton Global Total Return Fund, Class R6	13,988	151,632
	Vanguard Total International Bond ETF	2,605	151,064
			302,696
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $6,315,288)		6,529,082
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  3

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin NextStep Growth Fund (continued)
		Shares	Value
	Short Term Investments (Cost $119,665) 1.8%
	Money Market Funds 1.8%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.23%	119,665	$119,665
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $6,434,953) 99.8%		6,648,747
	Other Assets, less Liabilities 0.2%		11,911
	Net Assets 100.0%		$6,660,658

See Abbreviations on page 20.
[a]Non-income producing.
[b]See Note 3 regarding investments in FT Underlying Funds.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  4

Franklin Fund Allocator Series
Statement of Investments, February 29, 2020 (unaudited)
Franklin NextStep Moderate Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.1%
	Alternative Strategies 1.5%
[a,b]	Franklin K2 Alternative Strategies Fund, Class R6	16,001	$182,729
	Domestic Equity 39.0%
[b]	Franklin LibertyQ U.S. Equity ETF	52,091	1,664,307
	iShares Core S&P 500 ETF	7,225	2,137,950
	Pioneer Fundamental Growth Fund, Class K	37,621	952,566
			4,754,823
	Domestic Fixed Income 28.8%
[b]	Franklin Liberty U.S. Core Bond ETF	27,129	701,271
[b]	Franklin Low Duration Total Return Fund, Class R6	45,027	436,758
	iShares 7-10 Year Treasury Bond ETF	5,565	652,552
	iShares Core U.S. Aggregate Bond ETF	3,778	439,079
	Prudential Core Bond Fund, Class R6	101,807	1,073,051
	Xtrackers USD High Yield Corporate Bond ETF	4,270	209,785
			3,512,496
	Foreign Equity 21.2%
	Columbia Contrarian Europe Fund, Class Z	74,105	486,130
[b]	Franklin FTSE Japan ETF	9,305	216,237
[b]	Franklin Mutual European Fund, Class R6	25,611	478,409
	Goldman Sachs Emerging Markets Equity Insights Fund	38,627	343,396
	Hennessy Japan Fund, Class I	3,595	126,476
	iShares Core MSCI Emerging Markets ETF	3,596	175,161
	iShares Core MSCI Europe ETF	9,350	415,608
[b]	Templeton Developing Markets Trust, Class R6	17,276	342,239
			2,583,656
	Foreign Fixed Income 7.6%
[b]	Templeton Global Total Return Fund, Class R6	42,578	461,547
	Vanguard Total International Bond ETF	7,930	459,861
			921,408
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $11,524,004)		11,955,112
	Short Term Investments 2.1%
	Money Market Funds (Cost $244,265) 2.0%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.23%	244,265	244,265
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  5

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin NextStep Moderate Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $11,559) 0.1%
[d]	Joint Repurchase Agreement, 1.594%, 3/02/20 (Maturity Value $11,560) BNP Paribas Securities Corp. (Maturity Value $5,419) Deutsche Bank Securities Inc. (Maturity Value $1,806) HSBC Securities (USA) Inc. (Maturity Value $4,335) Collateralized by U.S. Government Agency Securities, 3.00% - 5.00%, 8/20/49 - 2/20/50; and U.S. Treasury Notes, 1.375% - 1.875%, 5/31/21 - 3/31/22 (valued at $ 11,800)	$11,559	$11,559
	Total Investments (Cost $11,779,828) 100.2%		12,210,936
	Other Assets, less Liabilities (0.2)%		(19,493)
	Net Assets 100.0%		$12,191,443

See Abbreviations on page 20.
[a]Non-income producing.
[b]See Note 3 regarding investments in FT Underlying Funds.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 29, 2020, all repurchase agreements had been entered into on February 28, 2020.
  |  6

Franklin Fund Allocator Series
Statement of Investments, February 29, 2020 (unaudited)
Franklin Payout 2020 Fund
		Country/Organization	Principal Amount*	Value
	Corporate Bonds 70.9%
	Banks 5.0%
	Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$100,735
	JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	101,634
				202,369
	Capital Goods 11.1%
	Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	99,933
	Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	100,667
	Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	102,040
	Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	50,239
	Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	100,898
				453,777
	Consumer Services 2.5%
	Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	50,706
	Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	50,394
				101,100
	Diversified Financials 5.0%
	Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	101,479
	Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	101,266
				202,745
	Energy 12.3%
	Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	50,847
	Equinor ASA, senior note, 2.90%, 11/08/20	Norway	100,000	101,106
	Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	50,913
	Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	47,714
[a]	Schlumberger Finance Canada Ltd., senior note, 144A, 2.20%, 11/20/20	United States	100,000	100,356
	TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	101,309
	The Williams Cos. Inc., senior bond, 4.125%, 11/15/20	United States	50,000	50,516
				502,761
	Food, Beverage & Tobacco 7.5%
	Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	101,092
	Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	102,028
	PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	100,950
				304,070
	Health Care Equipment & Services 7.4%
	Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	50,498
	Cigna Holding Co., senior bond, 4.375%, 12/15/20	United States	50,000	50,762
	Express Scripts Holding Co., senior note, 2.60%, 11/30/20	United States	50,000	50,431
	Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	50,675
	UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	100,810
				303,176
	Household & Personal Products 2.5%
	Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	101,151
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2020 Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Insurance 6.2%
	Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	$100,000	$100,977
	Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	50,869
	Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	101,527
				253,373
	Materials 1.2%
[a]	Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	51,184
	Pharmaceuticals, Biotechnology & Life Sciences 2.5%
	Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	50,550
	Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	50,742
				101,292
	Technology Hardware & Equipment 2.7%
	Apple Inc., senior note, 2.00%, 11/13/20	United States	100,000	100,577
	HP Inc., senior note, 3.75%, 12/01/20	United States	9,000	9,107
				109,684
	Utilities 5.0%
	Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	101,145
	Exelon Corp., senior note, 5.15%, 12/01/20	United States	50,000	50,854
	Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	50,432
				202,431
	Total Corporate Bonds (Cost $2,876,353)			2,889,113
	Foreign Government and Agency Securities 4.9%
	Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	100,681
	International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	100,508
	Total Foreign Government and Agency Securities (Cost $200,323)			201,189
	U.S. Government and Agency Securities 17.3%
	FHLB, 3.125%, 12/11/20	United States	200,000	203,023
	U.S. Treasury Note,
	2.625%, 11/15/20	United States	145,000	146,495
	2.00%, 11/30/20	United States	145,000	145,921
	2.375%, 12/31/20	United States	205,000	207,122
	Total U.S. Government and Agency Securities (Cost $699,061)			702,561
	Total Investments before Short Term Investments (Cost $3,775,737)			3,792,863
  |  8

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2020 Fund (continued)
		Country/Organization	Shares	Value
	Short Term Investments (Cost $247,451) 6.1%
	Money Market Funds 6.1%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.23%	United States	247,451	$247,451
	Total Investments (Cost $4,023,188) 99.2%			4,040,314
	Other Assets, less Liabilities 0.8%			33,711
	Net Assets 100.0%			$4,074,025

See Abbreviations on page 20.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At February 29, 2020, the aggregate value of these securities was $151,540, representing 3.7% of net assets.
[b]A supranational organization is an entity formed by two or more central governments through international treaties.
[c]See Note 3 regarding investments in FT Underlying Funds.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  9

Franklin Fund Allocator Series
Statement of Investments, February 29, 2020 (unaudited)
Franklin Payout 2021 Fund
		Country/Organization	Principal Amount*	Value
	Corporate Bonds 70.4%
	Capital Goods 14.8%
	The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$100,641
	Caterpillar Financial Services Corp., senior note, 1.931%, 10/01/21	United States	100,000	100,680
	Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	102,247
	General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	104,419
	John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	103,100
	United Technologies Corp., senior note, 1.95%, 11/01/21	United States	100,000	101,022
				612,109
	Consumer Services 2.4%
	Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	51,035
	Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	50,223
				101,258
	Diversified Financials 5.0%
	Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	103,095
	Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	103,504
				206,599
	Energy 11.2%
	BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	103,420
	Equinor ASA, senior note, 2.75%, 11/10/21	Norway	100,000	102,506
	Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	101,440
	Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	105,417
	The Williams Companies Inc., senior note, 4.00%, 11/15/21	United States	50,000	51,786
				464,569
	Food & Staples Retailing 2.5%
	The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	51,110
	Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	51,308
				102,418
	Food, Beverage & Tobacco 6.1%
	General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	51,210
	PepsiCo Inc., senior note, 1.70%, 10/06/21	United States	100,000	100,538
	Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	102,403
				254,151
	Health Care Equipment & Services 3.8%
	Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	52,450
	UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	102,872
				155,322
	Insurance 3.7%
[a]	New York Life Global Funding, secured note, 144A, 1.70%, 9/14/21	United States	100,000	100,392
	Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	52,498
				152,890
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  10

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials 3.5%
	Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	$100,000	$103,028
	Ecolab Inc., senior note, 4.35%, 12/08/21	United States	40,000	42,111
				145,139
	Pharmaceuticals, Biotechnology & Life Sciences 5.0%
	Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	104,582
	Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	101,913
				206,495
	Semiconductors & Semiconductor Equipment 2.5%
	Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	103,171
	Software & Services 2.5%
	International Business Machines Corp., senior note, 2.90%, 11/01/21	United States	100,000	102,481
	Telecommunication Services 2.5%
[a]	Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000	105,066
	Transportation 1.2%
	Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	51,371
	Utilities 3.7%
	Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	51,494
	Duke Energy Corp., senior note, 1.80%, 9/01/21	United States	100,000	100,578
				152,072
	Total Corporate Bonds (Cost $2,861,998)			2,915,111
	Foreign Government and Agency Securities (Cost $100,048) 2.4%
	European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	101,793
	U.S. Government and Agency Securities 17.8%
	FFCB, 2.00%, 12/01/21	United States	200,000	203,554
	FHLB, 2.625%, 12/10/21	United States	200,000	205,812
	U.S. Treasury Note,
	1.875%, 11/30/21	United States	160,000	162,634
	2.125%, 12/31/21	United States	160,000	163,472
	Total U.S. Government and Agency Securities (Cost $721,210)			735,472
	Municipal Bonds (Cost $104,927) 2.6%
	California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	106,612
	Total Investments before Short Term Investments (Cost $3,788,183)			3,858,988
  |  11

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund (continued)
		Country/Organization	Shares	Value
	Short Term Investments (Cost $252,173) 6.1%
	Money Market Funds 6.1%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.23%	United States	252,173	$252,173
	Total Investments (Cost $4,040,356) 99.3%			4,111,161
	Other Assets, less Liabilities 0.7%			30,422
	Net Assets 100.0%			$4,141,583

See Abbreviations on page 20.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At February 29, 2020, the aggregate value of these securities was $205,458, representing 5.0% of net assets.
[b]A supranational organization is an entity formed by two or more central governments through international treaties.
[c]See Note 3 regarding investments in FT Underlying Funds.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  12

Franklin Fund Allocator Series
Statement of Investments, February 29, 2020 (unaudited)
Franklin Payout 2022 Fund
		Country/Organization	Principal Amount*	Value
	Corporate Bonds 70.7%
	Banks 9.9%
	Bank of America Corp., senior note, 2.503%, 10/21/22	United States	$100,000	$101,634
	Bank of Montreal, senior note, 2.55%, 11/06/22	Canada	100,000	103,127
	Citigroup Inc., senior note, 2.70%, 10/27/22	United States	50,000	51,485
	JPMorgan Chase & Co., senior note, 3.25%, 9/23/22	United States	100,000	104,233
				360,479
	Capital Goods 9.9%
	Caterpillar Financial Services Corp., senior note, 2.55%, 11/29/22	United States	100,000	103,173
	General Dynamics Corp., senior bond, 2.25%, 11/15/22	United States	100,000	102,333
	General Electric Co., senior note, 2.70%, 10/09/22	United States	100,000	102,231
	Raytheon Co., senior bond, 2.50%, 12/15/22	United States	50,000	51,501
				359,238
	Commercial & Professional Services 1.5%
	Equifax Inc., senior note, 3.30%, 12/15/22	United States	50,000	52,270
	Diversified Financials 2.8%
	American Express Co., senior note, 2.65%, 12/02/22	United States	100,000	103,066
	Energy 5.7%
[a]	APT Pipelines Ltd., senior note, 144A, 3.875%, 10/11/22	Australia	50,000	52,350
	ONEOK Partners LP, senior bond, 3.375%, 10/01/22	United States	50,000	51,744
[a]	Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	United States	100,000	102,994
				207,088
	Food & Staples Retailing 2.8%
	Walmart Inc., senior note, 2.35%, 12/15/22	United States	100,000	102,971
	Food, Beverage & Tobacco 2.8%
	Philip Morris International Inc., senior note, 2.50%, 11/02/22	United States	100,000	102,730
	Health Care Equipment & Services 2.8%
	UnitedHealth Group Inc., senior note, 2.375%, 10/15/22	United States	100,000	102,670
	Household & Personal Products 2.8%
	Colgate-Palmolive Co., senior note, 2.25%, 11/15/22	United States	100,000	103,173
	Insurance 8.5%
[a]	Massmutual Global Funding II, secured note, 144A, 2.50%, 10/17/22	United States	100,000	103,218
	Metlife Inc., senior bond, 3.048%, 12/15/22	United States	100,000	104,316
[a]	Swiss Re Treasury U.S. Corp., senior note, 144A, 2.875%, 12/06/22	Switzerland	100,000	103,229
				310,763
	Materials 1.4%
	The Dow Chemical Co., senior bond, 3.00%, 11/15/22	United States	50,000	52,180
	Media & Entertainment 2.8%
	TWDC Enterprises 18 Corp., senior bond, 2.35%, 12/01/22	United States	100,000	103,062
	Pharmaceuticals, Biotechnology & Life Sciences 1.4%
	AbbVie Inc., senior note, 2.90%, 11/06/22	United States	50,000	51,607
	Real Estate 1.4%
	Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000	52,225
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  13

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund (continued)
	Country/Organization	Principal Amount*	Value
Corporate Bonds (continued)
Software & Services 4.3%
Fiserv Inc., senior bond, 3.50%, 10/01/22	United States	$50,000	$52,259
International Business Machines Corp., senior note, 2.875%, 11/09/22	United States	100,000	103,989
			156,248
Technology Hardware & Equipment 1.5%
NetApp Inc., senior bond, 3.25%, 12/15/22	United States	50,000	52,267
Telecommunication Services 1.4%
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	50,000	51,425
Transportation 2.8%
United Parcel Service Inc., senior bond, 2.45%, 10/01/22	United States	100,000	102,571
Utilities 4.2%
AEP Texas Inc., senior note, 2.40%, 10/01/22	United States	50,000	51,247
NiSource Inc., senior note, 2.65%, 11/17/22	United States	50,000	51,201
Public Service Enterprise Group Inc., senior note, 2.65%, 11/15/22	United States	50,000	51,410
			153,858
Total Corporate Bonds (Cost $2,486,664)			2,579,891
Foreign Government and Agency Securities 5.6%
International Bank for Reconstruction and Development, senior note, 1.875%, 10/07/22	Supranational[b]	100,000	102,308
International Finance Corp., senior note, 2.00%, 10/24/22	Supranational[b]	100,000	102,771
Total Foreign Government and Agency Securities (Cost $196,758)			205,079
U.S. Government and Agency Securities 18.1%
FHLB,
1.875%, 12/09/22	United States	150,000	153,711
2.50%, 12/09/22	United States	150,000	156,216
U.S. Treasury Note,
1.625%, 11/15/22	United States	170,000	173,357
2.00%, 11/30/22	United States	170,000	175,140
Total U.S. Government and Agency Securities (Cost $629,574)			658,424
Asset-Backed Securities 4.2%
Diversified Financials 4.2%
American Express Credit Account Master Trust, 2017-7, A, 2.35%, 5/15/25	United States	100,000	103,042
Capital One Multi-Asset Execution Trust, 2017-A6, A6, 2.29%, 7/15/25	United States	50,000	51,516
Total Asset-Backed Securities (Cost $147,176)			154,558
Total Investments before Short Term Investments (Cost $3,460,172)			3,597,952
  |  14

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund (continued)
		Country/Organization	Shares	Value
	Short Term Investments (Cost $12,376) 0.3%
	Money Market Funds 0.3%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.23%	United States	12,376	$12,376
	Total Investments (Cost $3,472,548) 98.9%			3,610,328
	Other Assets, less Liabilities 1.1%			39,477
	Net Assets 100.0%			$3,649,805

See Abbreviations on page 20.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At February 29, 2020, the aggregate value of these securities was $361,791, representing 9.9% of net assets.
[b]A supranational organization is an entity formed by two or more central governments through international treaties.
[c]See Note 3 regarding investments in FT Underlying Funds.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  15

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, six of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  INVESTMENTS IN FT UNDERLYING FUNDS
The Funds, which are managed by Franklin Advisers, Inc. (Advisers), invest in FT Underlying Funds which are managed by Advisers or its affiliates. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
  |  16

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
Investments in FT Underlying Funds for the nine months ended February 29, 2020, were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin FTSE Japan ETF	$ —	$34,363	$(4,209)	$(9)	$(2,956)	$27,189	1,170	$320
Franklin Growth Fund, Class R6	139,253	26,662	(178,117)	30,030	(17,828)	—[a]	—	7,540[b]
Franklin Liberty U.S. Core Bond ETF	—	489,085	(26,609)	121	5,667	468,264	18,115	934
Franklin LibertyQ U.S. Equity ETF	—	264,992	(22,022)	521	(12,013)	231,478	7,245	999
Franklin Low Duration Total Return Fund, Class R6	462,304	212,366	(381,585)	(4,821)	3,354	291,618	30,064	16,554
Franklin Mutual European Fund, Class R6	47,207	28,048	(10,900)	43	(2,094)	62,304	3,335	1,712
Franklin Strategic Income Fund, Class R6	413,471	—	(415,626)	2,683	(528)	—[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio, 1.23%	109,360	1,001,365	(1,110,641)	—	—	84	84	1,298
Templeton Developing Markets Trust, Class R6	—	51,192	(6,764)	180	508	45,116	2,277	2,195[b]
Templeton Global Total Return Fund, Class R6	359,001	75,983	(149,916)	(1,267)	(15,813)	267,988	24,722	14,043
Total Affiliated Securities	$1,530,596	$2,184,056	$(2,306,389)	$27,481	$(41,703)	$1,394,041		$45,595
Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin FTSE Japan ETF	$ —	$160,407	$(4,200)	$(11)	$(16,298)	$139,898	6,020	$1,521
Franklin Growth Fund, Class R6	873,845	70,192	(1,020,594)	199,286	(122,729)	—[a]	—	40,909[b]
Franklin K2 Alternative Strategies Fund, Class R6	72,531	86,699	(60,221)	514	511	100,034	8,759	1,367[b]
Franklin Liberty U.S. Core Bond ETF	—	243,381	(23,921)	163	2,683	222,306	8,600	466
Franklin LibertyQ U.S. Equity ETF	—	1,264,856	(35,096)	450	(63,236)	1,166,974	36,525	5,224
Franklin Low Duration Total Return Fund, Class R6	281,501	97,833	(240,101)	(2,535)	1,762	138,460	14,274	8,899
Franklin Mutual European Fund, Class R6	291,300	77,292	(53,463)	1,200	(9,379)	306,950	16,432	8,957
Franklin Pelagos Commodities Strategy Fund, Class R6	143,526	—	(142,995)	(25,785)	25,254	—[a]	—	—
Franklin Strategic Income Fund, Class R6	251,765	—	(253,078)	1,163	150	—[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio, 1.23%	86,317	1,346,102	(1,312,754)	—	—	119,665	119,665	1,361
Templeton Developing Markets Trust, Class R6	—	259,066	(39,736)	1,878	3,040	224,248	11,320	11,602[b]
Templeton Global Total Return Fund, Class R6	195,668	26,768	(60,331)	(3,044)	(7,429)	151,632	13,988	8,461
Total Affiliated Securities	$2,196,453	$3,632,596	$(3,246,490)	$173,279	$(185,671)	$2,570,167		$88,767
Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin FTSE Japan ETF	$ —	$253,974	$(13,418)	$31	$(24,350)	$216,237	9,305	$2,277
Franklin Growth Fund, Class R6	1,175,115	73,468	(1,352,404)	272,781	(168,960)	—[a]	—	57,090[b]
Franklin K2 Alternative Strategies Fund, Class R6	126,032	145,311	(90,345)	842	889	182,729	16,001	2,474[b]
Franklin Liberty U.S. Core Bond ETF	—	752,972	(60,492)	327	8,464	701,271	27,129	1,428
Franklin LibertyQ U.S. Equity ETF	—	1,809,972	(59,036)	867	(87,496)	1,664,307	52,091	7,295
Franklin Low Duration Total Return Fund, Class R6	807,950	250,104	(619,073)	(8,774)	6,551	436,758	45,027	26,352
Franklin Mutual European Fund, Class R6	427,616	121,168	(57,168)	950	(14,157)	478,409	25,611	13,540
Franklin Pelagos Commodities Strategy Fund, Class R6	249,383	—	(248,461)	(44,181)	43,259	—[a]	—	—
Franklin Strategic Income Fund, Class R6	722,612	—	(726,379)	3,414	353	—[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio, 1.23%	172,573	2,099,564	(2,027,872)	—	—	244,265	244,265	2,510
Templeton Developing Markets Trust, Class R6	—	381,421	(45,615)	2,101	4,332	342,239	17,276	17,315[b]
  |  17

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin NextStep Moderate Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$604,494	$64,656	$(177,095)	$(1,627)	$(28,881)	$461,547	42,578	$24,797
Total Affiliated Securities	$4,285,775	$5,952,610	$(5,477,358)	$226,731	$(259,996)	$4,727,762		$155,078
Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.23%	$186,412	$232,900	$(171,861)	$ —	$ —	$247,451	247,451	$2,587
Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.23%	$274,467	$356,102	$(378,396)	$ —	$ —	$252,173	252,173	$3,691
Franklin Payout 2022 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.23%	$56,466	$145,533	$(189,623)	$ —	$ —	$12,376	12,376	$713

[a]As of February 29, 2020, no longer held by the fund.
[b]Includes capital gain distributions received.
4.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin NextStep Conservative Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$3,877,345	$—	$—	$3,877,345
Short Term Investments	84	—	—	84
Total Investments in Securities	$3,877,429	$ —	$ —	$3,877,429
  |  18

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin NextStep Growth Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$6,529,082	$—	$—	$6,529,082
Short Term Investments	119,665	—	—	119,665
Total Investments in Securities	$6,648,747	$ —	$ —	$6,648,747
Franklin NextStep Moderate Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$11,955,112	$—	$—	$11,955,112
Short Term Investments	244,265	11,559	—	255,824
Total Investments in Securities	$12,199,377	$11,559	$ —	$12,210,936
Franklin Payout 2020 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,889,113	$—	$2,889,113
Foreign Government and Agency Securities	—	201,189	—	201,189
U.S. Government and Agency Securities	—	702,561	—	702,561
Short Term Investments	247,451	—	—	247,451
Total Investments in Securities	$247,451	$3,792,863	$ —	$4,040,314
Franklin Payout 2021 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,915,111	$—	$2,915,111
Foreign Government and Agency Securities	—	101,793	—	101,793
U.S. Government and Agency Securities	—	735,472	—	735,472
Municipal Bonds	—	106,612	—	106,612
Short Term Investments	252,173	—	—	252,173
Total Investments in Securities	$252,173	$3,858,988	$ —	$4,111,161
Franklin Payout 2022 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,579,891	$—	$2,579,891
Foreign Government and Agency Securities	—	205,079	—	205,079
U.S. Government and Agency Securities	—	658,424	—	658,424
Asset-Backed Securities	—	154,558	—	154,558
Short Term Investments	12,376	—	—	12,376
Total Investments in Securities	$12,376	$3,597,952	$ —	$3,610,328

[a]For detailed categories, see the accompanying Statement of Investments.
  |  19

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
5.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:
Subsequent to February 29, 2020, there has been a global outbreak of a novel coronavirus disease (COVID-19), which the World Health Organization has declared a pandemic. Unexpected events like COVID-19 can cause adverse effects on many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Abbreviations
Selected Portfolio
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
GO	General Obligation

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
  |  20